Tangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Tangible assets
Changes in tangible assets in the consolidated balance sheets

	Millions of euros
		Leased out under
		an operating	Investment
	For own use	lease	property	Total

Cost:
Balances at January 1, 2015	17,351	10,466	7,424	35,241
Additions / disposals (net) due to change in the scope of consolidation	(22)	1	(27)	(48)
Additions / disposals (net)	878	3,857	(88)	4,647
Transfers, exchange differences and other items	(765)	597	36	(132)
Balances at December 31, 2015	17,442	14,921	7,345	39,708
Additions / disposals (net) due to change in the scope of consolidation	(17)	287	(4,278)	(4,008)
Additions / disposals (net)	763	2,380	(64)	3,079
Transfers, exchange differences and other items	(76)	650	462	1,036
Balances at December 31, 2016	18,112	18,238	3,465	39,815
Additions / disposals (net) due to change in the scope of consolidation	1,740	205	—	1,945
Additions / disposals (net)	781	2,445	(100)	3,126
Transfers, exchange differences and other items	(1,357)	(2,215)	(223)	(3,795)
Balances at December 31, 2017	19,276	18,673	3,142	41,091

Accumulated depreciation:
Balances at January 1, 2015	(8,979)	(1,778)	(194)	(10,951)
Disposals due to change in the scope of Consolidation	(27)	—	5	(22)
Disposals	423	196	11	630
Charge for the year	(1,161)	—	(11)	(1,172)
Transfers, exchange differences and other items	296	(1,794)	(95)	(1,593)
Balances at December 31, 2015	(9,448)	(3,376)	(284)	(13,108)
Disposals due to change in the scope of Consolidation	5	(3)	121	123
Disposals	311	457	29	797
Charge for the year	(1,079)	—	(10)	(1,089)
Transfers, exchange differences and other items	—	(2,247)	(53)	(2,300)
Balances at December 31, 2016	(10,211)	(5,169)	(197)	(15,577)
Disposals due to change in the scope of Consolidation	—	—	—	—
Disposals	478	639	8	1,125
Charge for the year	(1,165)	—	(25)	(1,190)
Transfers, exchange differences and other items	(22)	(1,574)	25	(1,571)
Balances at December 31, 2017	(10,920)	(6,104)	(189)	(17,213)

	Millions of euros
		Leased out
		under an
		operating	Investment
	For own use	lease	property	Total

Impairment losses:
Balances at January 1, 2015	(48)	(123)	(863)	(1,034)
Impairment charge for the year	(5)	(37)	(109)	(151)
Releases	3	—	20	23
Disposals due to change in the scope of Consolidation	5	—	(4)	1
Exchange differences and other	—	1	(120)	(119)
Balances at December 31, 2015	(45)	(159)	(1,076)	(1,280)
Impairment charge for the year	(12)	(43)	(62)	(117)
Releases	1	1	60	62
Disposals due to change in the scope of Consolidation	1	—	309	310
Exchange differences and other	14	42	17	73
Balances at December 31, 2016	(41)	(159)	(752)	(952)
Impairment charge for the year	(16)	(42)	(21)	(79)
Releases	4	—	3	7
Disposals due to change in the scope of Consolidation	—	(2)	(1)	(3)
Exchange differences and other	(24)	5	142	123
Balances at December 31, 2017	(77)	(198)	(629)	(904)

Tangible assets, net:
Balances at December 31, 2015	7,949	11,386	5,985	25,320
Balances at December 31, 2016 (*)	7,860	12,910	2,516	23,286
Balances at December 31, 2017	8,279	12,371	2,324	22,974

(*)The decreases in 2016 in Tangible assets - Investment property was due to the separation and deconsolidation of Metrovacesa, S.A. (See Note 3).

Property, plant and equipment for own use
Tangible assets
Detail by class of asset of property, plant and equipment -for own use in the consolidated balance sheets

	Millions of euros
		Accumulated	Impairment	Carrying
	Cost	depreciation	losses	amount

Land and buildings	5,754	(1,892)	(45)	3,817
IT equipment and fixtures	4,984	(3,927)	—	1,057
Furniture and vehicles	6,374	(3,561)	—	2,813
Construction in progress and other items	330	(68)	—	262
Balances at December 31, 2015	17,442	(9,448)	(45)	7,949

Land and buildings	5,713	(1,967)	(41)	3,705
IT equipment and fixtures	5,225	(4,161)	—	1,064
Furniture and vehicles	6,963	(4,023)	—	2,940
Construction in progress and other items	211	(60)	—	151
Balances at December 31, 2016	18,112	(10,211)	(41)	7,860

Land and buildings	5,892	(2,014)	(77)	3,801
IT equipment and fixtures	5,608	(4,422)	—	1,186
Furniture and vehicles	7,213	(4,391)	—	2,822
Construction in progress and other items	563	(93)	—	470
Balances at December 31, 2017	19,276	(10,920)	(77)	8,279